Legal and Other Matters (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Apr. 09, 2018
April 9, 2018 [Member]
Long term debt		$ 1,000,000
Debt obligations		500,000
Note conversion, amount		$ 90,000
Chuguan Industry Co. Ltd [Member] | April 9, 2018 [Member]
Number of shares issued of common stock		1,500,000,000
LandStar Inc. and Subsidiaries [Member]
Long term debt			$ 1,000,000
Debt obligations			$ 500,000
LandStar Inc. and Subsidiaries [Member] | Chuguan Industry Co. Ltd [Member]
Number of shares issued of common stock	1,500,000,000
Note conversion, amount	$ 90,000